Payroll and Related Benefits - Summary of Payroll and Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Of Equity Investment [line items]
Share-based payment expense	$ (448)	$ (510)	$ (169)
Payroll and related benefits	(154)	(176)	(156)
Payroll and related benefits [member]
Disclosure Of Share Of Equity Investment [line items]
Wages and salaries	(4,621)	(4,734)	(4,124)
Social security contributions	(749)	(670)	(582)
Other personnel cost	(687)	(706)	(637)
Share-based payment expense	(448)	(510)	(169)
Pension expense for defined benefit plans	(154)	(176)	(218)
Pension expense for defined contribution plans	(164)	(147)	(91)
Payroll and related benefits	$ (6,822)	$ (6,944)	$ (5,821)